Summary of significant accounting policies - Basis of presentation (Details)	Jul. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares $ / ¥ shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020	Jul. 29, 2019
Basis of presentation
Ratio of share subdivision	8
Authorized share capital | $	$ 100,000
Ordinary shares authorized (in shares)	32,000,000,000	32,000,000,000	32,000,000,000
Ordinary shares par value (in USD per share) | $ / shares	$ 0.000003125	$ 0.000003125	$ 0.000003125
ADS ratio	8	8	8	8	1
Convenience translation
Convenience exchange rate (RMB to USD) | $ / ¥		6.3393
American Depositary Shares ("ADSs")
Basis of presentation
Shares issued (in shares)	0